DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1 – DESCRIPTION OF BUSINESS
SpringBig Holdings, Inc. and its wholly-owned subsidiaries (the “Company,” “we,” “us,” or “SpringBig”) developed a software platform that provides marketing and customer engagement services to cannabis dispensaries and brands throughout the United States and Canada. The Company allows merchants to provide loyalty plans and rewards directly to consumers through an internet portal and mobile applications. Our operational headquarters are in Boca Raton, Florida, with additional offices located in the United States and Canada.
The Company has one direct wholly-owned subsidiary, SpringBig, Inc.
On June 14, 2022 (the “Closing Date”), SpringBig Holdings, Inc. (formerly known as Tuatara Capital Acquisition Corporation (“Tuatara” or “ TCAC”)), consummated the business combination of SpringBig, Inc. (“Legacy SpringBig”) and HighJump Merger Sub, Inc., the wholly-owned subsidiary of Tuatara, pursuant to the Amended and Restated Agreement of Plan Merger, dated as of April 14, 2022, as amended, by and among Tuatara, HighJump Merger Sub, Inc. and Legacy SpringBig. Prior to the closing of the business combination (the “Closing”), Tuatara changed its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware. In connection with the Closing, the registrant changed its name from Tuatara Capital Acquisition Corporation to “SpringBig Holdings, Inc.” SpringBig will continue the existing business operations of Legacy SpringBig as a publicly traded company. See Note 9, Business Combination, to these consolidated financial statements for further information.
While the legal acquirer in the business combination is SpringBig for financial accounting and reporting purposes under U.S. GAAP, Legacy SpringBig is the accounting acquirer, with the merger accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity represent the continuation of the financial statements of Legacy SpringBig. Under this accounting method, SpringBig is treated as the “acquired” company and Legacy SpringBig is the accounting acquirer, with the transaction treated as a recapitalization of Legacy SpringBig. SpringBig’s assets, liabilities and results of operations were consolidated with Legacy SpringBig’s beginning on the date of the business combination. Except for certain warrant liabilities, the assets and liabilities of SpringBig were recognized at historical cost (which is consistent with carrying value) and were not material, with no goodwill or other intangible assets recorded. The warrant liabilities, which are discussed in Note 13, Warrant Liabilities, were recorded at fair value. The consolidated assets, liabilities, and results of operations of Legacy SpringBig became the historical financial statements, and operations prior to the closing of the business combination presented for comparative purposes are those of Legacy SpringBig. Pre-merger shares of common stock and preferred stock of Legacy SpringBig were converted to shares of common stock of the combined company using the conversion ratio of 0.59289 and for comparative purposes, the shares and net loss per share of Legacy SpringBig prior to the merger have been retroactively restated using the conversion ratio.
Beginning June 15, 2022, the ticker symbols for the Company’s common stock and publicly-traded warrants were changed to “SBIG” and “SBIGW,” respectively, and commenced trading on The Nasdaq Global Market. The Company received net proceeds of $18.8 million, with gross proceeds of $25.1 million, which were in addition to the $7.0 million in Convertible Notes proceeds, which were received in February 2022 in connection with Legacy SpringBig’s issuance of such notes (and which Convertible Notes and the interest due thereon were converted into common stock in connection with the business combination. See Note 10, 15% Convertible Promissory Notes, to these consolidated financial statements). Of the amount received at the Closing, approximately $8.8 million represented cash from the TCAC trust related to unredeemed shares; $6.1 million represented proceeds from the subscription for common stock from certain investors (the “PIPE Financing”), and $10.0 million from the Secured Convertible Note (defined below). The Company incurred additional cash and non cash expenses totaling $8.7 million, resulting in net business combination proceeds of $10.1 million.
Common Stock Purchase Agreement
On April 29, 2022, the Company entered into a Common Stock Purchase Agreement (as amended, the “Stock Purchase Agreement”) with CF Principal Investments LLC (“Cantor”), an affiliate of Cantor Fitzgerald L.P. The Company, in its sole discretion, shall have the right, but not the obligation, to issue and sell to Cantor, and Cantor shall purchase from the Company, up to $50.0 million of common shares, par value $0.0001 per share, subject to certain terms and conditions (the “Facility”).